Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total trade receivables, net	$ 7,982	$ 7,450
Total trade and other receivables, before ECL	9,597	8,986
Current	6,135	5,010
Non-current	1,847	2,440
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers	6,178	5,303
Total	3,419	3,683
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net	6,038	5,210
Receivables from contracts with customers	9,179	8,291
Expected credit losses	(1,613)	(1,533)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments and transfer of rights agreement	2,162	1,922
Lease receivables	352	394
Total	627	765
Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers	140	93
Petroleum And Alcohol Accounts From Brazilian Government [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers	278	602
Related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	$ (2)	$ (3)